As filed with the U.S. Securities and Exchange Commission on October 1, 2021

File No. 333-255889

SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549
FORM N-14
REGISTRATION STATEMENT
UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No. 1	[X]

(Check appropriate box or boxes.)
DIMENSIONAL ETF TRUST
(Exact Name of Registrant as Specified in Charter)
6300 Bee Cave Road, Building One, Austin, TX      78746
(Address of Principal Executive Office)              (Zip Code)
Registrant’s Telephone Number, including Area Code  (512) 306-7400
Catherine L. Newell, Esquire
6300 Bee Cave Road, Building One, Austin, TX      78746
(Name and Address of Agent for Service)
Please send copies of all communications to:
Jana L. Cresswell, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(215) 564-8048
It is proposed that this filing will become effective immediately pursuant to paragraph (b) of Rule 485 under the Securities Act of 1933, as amended.

No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.

EXPLANATORY NOTE

This Post-Effective Amendment No. 1 to the Registration Statement on Form N-14 of Dimensional ETF Trust is being made for the purpose of filing the final agreement and plan of reorganization as Exhibit 99.4.a and the final tax opinion as Exhibit 99.12.a, to Part C of the Registration Statement.  Parts A and B of this Registration Statement are incorporated by reference to the definitive combined Information Statement/Prospectus and Statement of Additional Information filed on EDGAR on June 14, 2021 (SEC Accession No. 0001794202-21-000180).

DIMENSIONAL ETF TRUST

FORM N-14

PART C
OTHER INFORMATION

ITEM 15.  INDEMNIFICATION

Indemnification provisions for officers, trustees, and employees of the Registrant are set forth in Article VII of the Registrant’s Agreement and Declaration of Trust, which provide for indemnification, as set forth below are hereby incorporated by reference.  See Items 16 (a) below.

7.1.e.    Indemnification of Officers and Trustees. Each Trustee, officer and employee of the Trust shall, in the performance of his or her duties, be fully and completely justified and protected with regard to any act or any failure to act resulting from reliance in good faith upon the books of account or other records of the Trust, upon an opinion of counsel, or upon reports made to the Trust by any of its officers or employees or by the Investment Adviser, the Principal Underwriter, any other Agent, selected dealers, accountants, appraisers or other experts or consultants regardless of whether such counsel or expert may also be a Trustee, as to matters the Trustee, officer or employee of the Trust reasonably believes are within such Person’s professional or expert competence. The officers and Trustees may obtain the advice of counsel or other experts with respect to the meaning and operation of this Declaration of Trust, the By-Laws, applicable law and their respective duties as officers or Trustees.  No such officer or Trustee shall be liable for any act or omission in accordance with such advice, records and/or reports and no inference concerning liability shall arise from a failure to follow such advice, records and/or reports.  The officers and Trustees shall not be required to give any bond hereunder, nor any surety if a bond is required by applicable law.
7.2.a Indemnification by Trust. The Trust shall indemnify, out of Trust Property, to the fullest extent permitted under applicable law, any Person who was or is a party, potential party or non-party witness or is threatened to be made a party, potential party or non-party witness to any Proceeding, or is otherwise involved in a Proceeding, by reason of the fact that such Person is or was an Agent of the Trust, against Expenses, judgments, fines, settlements and other amounts actually and reasonably incurred in connection with such Proceeding if such Person acted in good faith or in the case of a criminal proceeding, had no reasonable cause to believe the conduct of such Person was unlawful.  The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo contendere or its equivalent shall not of itself create a presumption that the Person did not act in good faith or that the Person had reasonable cause to believe that the Person’s conduct was unlawful.

7.3  Insurance. To the fullest extent permitted by applicable law, the Board of Trustees shall have the authority to purchase with Trust Property, insurance for liability and for all Expenses reasonably incurred or paid or expected to be paid by an Agent in connection with any Proceeding in which such Agent becomes involved by virtue of such Agent’s actions, or omissions to act, in its capacity or former capacity with the Trust, whether or not the Trust would have the power to indemnify such Agent against such liability.

7.1.c.    Limitation of Liability. Subject to subsection (b) of this Section 1 and to the fullest extent that limitations on the liability of Agents are permitted by the DSTA, the Agents shall not be responsible or liable in any event for any act or omission of any other Agent of the Trust or any Investment Adviser or Principal Underwriter of the Trust.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 16.  EXHIBITS

(1)   Copies of the charter of the Registrant as now in effect.

(a)	Certificate of Trust dated June 12, 2020, previously filed as Exhibit EX-28.a.i with the Trust's registration statement on June 26, 2020, is hereby incorporated by reference.

(b)
Amended and Restated Agreement and Declaration of Trust dated March 25, 2021, previously filed as Exhibit EX-28.a.ii with the Trust's registration statement on September 20, 2021, is hereby incorporated by reference.

(2)	Copies of the existing bylaws or corresponding instruments of the Registrant.

(a)	By-Laws effective as of June 16, 2020, previously filed as Exhibit EX-28.b.i with the Trust's registration statement on June 26, 2020, is hereby incorporated by reference.

(3)	Copies of any voting trust agreement affecting more than 5 percent of any class of equity securities of the Registrant.

Not Applicable.

(4)   Copies of the agreement of acquisition, reorganization, merger, liquidation and any amendments to it.

(a)	Agreement and Plan of Reorganization.
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.4.a

(5)
Copies of all instruments defining the rights of holders of the securities being registered, including copies, where applicable, of the relevant portion of the articles of incorporation or by-laws of the Registrant.

(i)   Agreement and Declaration of Trust.
(a)	Article III, Shares
(b)	Article V, Shareholders’ Voting Powers and Meetings
(c)	Article VI, Net Asset Value; Distributions; Redemptions; Transfers
(d)	Article VIII, Certain Transactions
(e)	Article X, Miscellaneous

(ii)    By-Laws.
(a) Article II, Meetings of Shareholders
(b) Article VI, Records and Reports
(c) Article VII, General Matters
(d) Article VIII, Amendments

(iii) Part B, Statement of Additional Information – Item 22.

(6)   Copies of all investment advisory contracts relating to the management of the assets of the Registrant.

(a)	Investment Management Agreements.

(1)
Form of Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.1 with the Trust's registration statement on September 30, 2020, is hereby incorporated by reference, re: the:

* Dimensional US Core Equity Market ETF

(2)
Form of Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.2 with the Trust's registration statement on September 30, 2020, is hereby incorporated by reference, re: the:

* Dimensional Emerging Core Equity Market ETF

(3)
Form of Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.i.3 with the Trust's registration statement on September 30, 2020, is hereby incorporated by reference, re: the:

* Dimensional International Core Equity Market ETF

(4)
Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.4 with the Trust's registration statement on February 26, 2021, is hereby incorporated by reference, re: the:

* Dimensional U.S. Targeted Value ETF

(5)
Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.5 with the Trust's registration statement on February 26, 2021, is hereby incorporated by reference, re: the:

* Dimensional U.S. Equity ETF

(6)
Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.6 with the Trust's registration statement on February 26, 2021, is hereby incorporated by reference, re: the:

* Dimensional U.S. Core Equity 2 ETF

(7)
Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.7 with the Trust's registration statement on February 26, 2021, is hereby incorporated by reference,  re: the:

* Dimensional International Value ETF

(8)
Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.8 with the Trust's registration statement on February 26, 2021, is hereby incorporated by reference, re: the:

* Dimensional World ex U.S. Core Equity 2 ETF

(9)
Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.9 with the Trust's registration statement on February 26, 2021, is hereby incorporated by reference, re: the:

* Dimensional U.S. Small Cap ETF

(10)
Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.10 with the Trust’s registration statement on July 7, 2021 is hereby incorporated by reference, re: the:

* Dimensional Core Fixed Income ETF

(11)
Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i.11 with the Trust’s registration statement on July 7, 2021 is hereby incorporated by reference, re: the:

* Dimensional Short-Duration Fixed Income ETF

(12)
Investment Management Agreement between the Registrant and DFA, previously filed as Exhibit EX-28.d.i 12 with the Trust’s registration statement on July 7, 2021 is hereby incorporated by reference, re: the:

* Dimensional Inflation-Protected Securities ETF

(13)
Investment Management Agreement between the Registrant, and DFA, previously filed as Exhibit EX-28.d.i.13 with the Trust’s registration statement on July 7, 2021 is hereby incorporated by reference, re: the:

* Dimensional National Municipal Bond ETF

(b)	Sub-advisory Agreements.

(1)
Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.1 with the Trust's registration statement on September 30, 2020, is hereby incorporated by reference, re: the:

* Dimensional Emerging Core Equity Market ETF

(2)
Form of Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.2 with the Trust's registration statement on September 30, 2020, is hereby incorporated by reference, re: the:

* Dimensional International Core Equity Market ETF

(3)
Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.3 with the Trust's registration statement on September 30, 2020, is hereby incorporated by reference, re: the:

* Dimensional Emerging Core Equity Market ETF

(4)
Form of Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.4 with the Trust's registration statement on September 30, 2020, is hereby incorporated by reference, re: the:

* Dimensional International Core Equity Market ETF

(5)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.5 with the Trust's registration statement on February 26, 2021, is hereby incorporated by reference, re: the:

* Dimensional International Value ETF

(6)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd., previously filed as Exhibit EX-28.d.ii.6 with the Trust's registration statement on February 26, 2021, is hereby incorporated by reference, re: the:

* Dimensional World ex U.S. Core Equity 2 ETF

(7)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.7 with the Trust's registration statement on February 26, 2021, is hereby incorporated by reference, re: the:

* Dimensional International Value ETF

(8)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.8 with the Trust's registration statement on February 26, 2021, is hereby incorporated by reference, re: the:

* Dimensional World ex U.S. Core Equity 2 ETF

(9)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd, previously filed as Exhibit EX-28.d.ii.9 with the Trust’s registration statement on July 7, 2021 is hereby incorporated by reference, re: the:

* Dimensional Core Fixed Income ETF

(10)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd, previously filed as Exhibit EX-28.d.ii.10 with the Trust’s registration statement on July 7, 2021 is hereby incorporated by reference, re: the:

* Dimensional Short-Duration Fixed Income ETF
(11)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd, previously filed as Exhibit EX-28.d.ii.11 with the Trust’s registration statement on July 7, 2021 is hereby incorporated by reference, re: the:

* Dimensional Inflation-Protected Securities ETF

(12)
Sub-Advisory Agreement between the Registrant, DFA and Dimensional Fund Advisors Ltd, previously filed as Exhibit EX-28.d.ii.12 with the Trust’s registration statement on July 7, 2021 is hereby incorporated by reference, re: the:

* Dimensional National Municipal Bond ETF

(13)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.15 with the Trust’s registration statement on July 7, 2021 is hereby incorporated by reference, re: the:

* Dimensional Inflation-Protected Securities ETF

(14)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.16with the Trust’s registration statement on July 7, 2021 is hereby incorporated by reference, re: the:

* Dimensional National Municipal Bond ETF

(15)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.13 with the Trust’s registration statement on July 7, 2021 is hereby incorporated by reference, re: the:

* Dimensional Core Fixed Income ETF

(16)
Sub-Advisory Agreement between the Registrant, DFA and DFA Australia Limited, previously filed as Exhibit EX-28.d.ii.14 with the Trust’s registration statement on July 7, 2021 is hereby incorporated by reference, re: the: re: the:

* Dimensional Short-Duration Fixed Income ETF

(7)	Copies of each underwriting or distribution contract between the Registrant and a principal underwriter, and specimens or copies of all agreements between principal underwriters and dealers.

(a)
Form of Distribution Agreement between the Registrant and DFA Securities LLC, previously filed as Exhibit EX-28.e.i with the Trust's registration statement on September 30, 2020, is hereby incorporated by reference.

(b)	Form of Authorized Participant Agreement, previously filed as Exhibit EX-28.e.ii with the Trust’s registration statement on October 30, 2020, is hereby incorporated by reference.

(8)
Copies of all bonus, profit sharing, pension or other similar contracts or arrangements wholly or partly for the benefit of trustees or officers of the registrant in their capacity as such. Furnish a reasonably detailed description of any plan that is not set forth in a formal document.

Not Applicable.

(9)
Copies of all custodian agreements and depository contracts under Section 17(f) of the 1940 Act [15 U.S.C. 80a-17(f)], for securities and similar investments of the registrant, including the schedule of remuneration.

(a)
Form of Global Custodial and Agency Services Agreement between the Registrant and Citibank, N.A., previously filed as Exhibit EX-28.g.i with the Trust's registration statement on October 30, 2020, is hereby incorporated by reference.

(10)
Copies of any plan entered into by Registrant pursuant to Rule 12b-1 under the 1940 Act [17 CFR 270.12b-1] and any agreements with any person relating to implementation of the plan, and copies of any plan entered into by Registrant pursuant to Rule 18f-3 under the 1940 Act [17 CFR 270.18f-3], any agreement with any person relating to implementation of the plan, any amendment to the plan, and a copy of the portion of the minutes of the meeting of the Registrant’s directors describing any action taken to revoke the plan.

(a)	Rule 18f-3 Plans.

Not Applicable

(b) Rule 12b-1 Plans.

(i)
Form of Distribution and Service Plan between the Registrant and DFA Securities LLC, previously filed as Exhibit EX-28.m.i with the Trust's registration statement on September 30, 2020, is hereby incorporated by reference, re: the:

* Dimensional US Core Equity Market ETF;
* Dimensional International Core Equity Market ETF; and
* Dimensional Emerging Core Equity Market ETF.

(11)	An opinion and consent of counsel as to the legality of the securities being registered, indicating whether they will, when sold, be legally issued, fully paid and non-assessable.

(a)	Legal Opinion of Stradley Ronon Stevens & Young, LLP dated May 7, 2021, previously filed as Exhibit EX-99.11.a with the Trust’s registration statement on May 7, 2021, is incorporated by reference.

(12)
An opinion, and consent to their use, of counsel or, in lieu of an opinion, a copy of the revenue ruling from the Internal Revenue Service, supporting the tax matters and consequences to shareholders discussed in the prospectus.

(a)	Tax Opinion of Stradley Ronon Stevens & Young, LLP.
ELECTRONICALLY FILED HEREWITH AS EXHIBIT EX-99.12.a

(13)	Copies of all material contracts of the registrant not made in the ordinary course of business which are to be performed in whole or in part on or after the date of filing the registration statement.

(a)
Form of Administration and Transfer Agency Services Agreement between the Registrant, Citi Fund Services Ohio, Inc. and Citibank, N.A., previously filed as Exhibit EX-28.h.i with the Trust's registration statement on October 30, 2020, is hereby incorporated by reference.

(b)
Form of Transfer Agency and Registrar Service Agreement between Registrant and American Stock Transfer & Trust Company, LLC, previously filed as Exhibit EX-99.13.b with the Trust’s registration statement on Form N-14 on March 3, 2021, is hereby incorporated by reference.

(c)
Fund Services Agreement between the Registrant and Dimensional Fund Advisors LP, previously filed as Exhibit EX-28.h.ii with the Trust's registration statement on October 30, 2020, is hereby incorporated by reference.

(d)
Fee Waiver and Expense Assumption Agreement between the Registrant and Dimensional U.S. Equity ETF, Dimensional U.S. Core Equity 2 ETF and Dimensional World ex U.S. Core Equity 2 ETF, previously filed as Exhibit EX-28.h.iii with the Trust’s registration statement on February 26, 2021, is hereby incorporated by reference.

(e)
Fee Waiver and Expense Assumption Agreement between the Registrant and Dimensional Core Fixed Income ETF, Dimensional Short-Duration Fixed Income ETF, Dimensional Inflation-Protected Securities ETF and Dimensional National Municipal Bond ETF, previously filed as Exhibit EX-28.h.iv with the Trust’s registration statement on July 7, 2021, is hereby incorporated by reference.

(14)	Copies of any other opinions, appraisals or rulings, and consents to their use relied on in preparing the registration statement and required by Section 7 of the 1933 Act [15 U.S.C. 77g].

(a)
Consent of Independent Registered Public Accounting Firm, previously filed as Exhibit EX-99.14.a with the Trust’s registration statement on Form N-14 on May 7, 2021, is hereby incorporated by reference.

(15) All financial statements omitted pursuant to Item 14.1.

Not Applicable.

(16)	Manually signed copies of any power of attorney pursuant to which the name of any person has been signed to the registration statement.

(a)	Powers of Attorney, previously filed as Exhibit EX-99.16.a with the Trust’s registration statement on May 7, 2021, is incorporated by reference.

(b)	Certified Resolutions Regarding Powers of Attorney, previously filed as Exhibit EX-99.16.b with the Trust’s registration statement on May 7, 2021, is incorporated by reference.

(17)  Any additional exhibits which the Registrant may wish to file.

(a)   Initial Capital Agreements.

(i)
Purchase Agreement between Registrant and Dimensional Fund Advisors LP, previously filed as Exhibit EX-28.l.i with the Trust's registration statement on October 30, 2020, is hereby incorporated by reference.

(b)
Code of Ethics of Registrant, Advisor, Sub-Advisers and Underwriter, previously filed as Exhibit EX-28.p.i. with the Trust’s registration statement on February 26, 2021, is hereby incorporated by reference.

ITEM 17.  UNDERTAKINGS

(1) The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reoffering by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this post-effective amendment to its Registration Statement on Form N-14 pursuant to Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, in the City of Austin, the State of Texas, as of this 1st day of October, 2021.

DIMENSIONAL ETF TRUST
(Registrant)

By:	/s/ Catherine L. Newell*
Catherine L. Newell, President
(Signature and Title)

As required by the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/David G. Booth*	Trustee and	October 1, 2021
David G. Booth	Chairman

/s/Gerard K. O’Reilly*	Co-Chief Executive Officer	October 1, 2021
Gerard K. O’Reilly	and Chief Investment Officer

/s/David P. Butler *	Co-Chief Executive Officer	October 1, 2021
David P. Butler

/s/Jan Miller Jan Miller	Chief Financial Officer (Principal Financial Officer), Treasurer (Principal Accounting Officer) and Vice President	October 1, 2021

/s/George M. Constantinides*	Trustee	October 1, 2021
George M. Constantinides

/s/Douglas W. Diamond*	Trustee	October 1, 2021
Douglas W. Diamond

/s/ Darrell Duffie*	Trustee	October 1, 2021
Darrell Duffie

/s/Roger G. Ibbotson*	Trustee	October 1, 2021
Roger G. Ibbotson

/s/Myron S. Scholes*	Trustee	October 1, 2021
Myron S. Scholes

/s/Abbie J. Smith*	Trustee	October 1, 2021
Abbie J. Smith

/s/ Ingrid M. Werner*	Trustee	October 1, 2021
Ingrid M. Werner

*By:	/s/ Ryan P. Buechner
Ryan P. Buechner
Attorney-in-Fact (Pursuant to a Power-of-Attorney)

EXHIBIT LIST

Exhibit No.	Description
EX-99.4.a	Agreement and Plan of Reorganization
EX-99.12.a	Tax Opinion of Stradley Ronon Stevens & Young, LLP